Subsequent Events (Details)	Mar. 14, 2025 Vote $ / shares shares	May 23, 2023 $ / shares	Dec. 31, 2024 $ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 $ / shares	Apr. 27, 2022 $ / shares
Subsequent Event [Line Items]
Ordinary shares, par value (in dollars per share)		$ 0.3	$ 0.3	$ 0.3	$ 0.3	$ 0.01
Reverse share split		0.03
Subsequent Events
Subsequent Event [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.3
Shares authorized | shares	25,000,000
Common Class A | Subsequent Events
Subsequent Event [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.3
Number of votes per share | Vote	1
Dual class capital structure	1
Common Class B | Subsequent Events
Subsequent Event [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.3
Number of votes per share | Vote	20
Dual class capital structure	1
Shares authorized | shares	25,000,000
Minimum | Subsequent Events
Subsequent Event [Line Items]
Shares authorized | shares	25,000,000
Reverse share split	0.500
Maximum | Subsequent Events
Subsequent Event [Line Items]
Reverse share split	0.500